Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating profit
Losses on forward foreign exchange contracts	$ (112)	$ (100)	$ (6)
Gains/(losses) on receivables and payables	66	43	(30)
Gains on disposal of short-term investments			161
Gains on other available for sale investments			34
Total	$ (46)	$ (57)	$ 159